Income taxes - Reconciliation between the income taxes expense (benefit) and provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount
Expected income tax at Chinese Mainland income tax rate	¥ 437,497,699	$ 62,561,339	¥ 473,582,524	¥ 367,144,498
Share based compensation expense not deductible for income tax purposes			10,044,452	10,649,553
Other expenses not deductible for income tax purposes			1,671,017	916,343
Effect of preferential tax rate	(211,556,757)	(30,252,214)	(207,311,932)	(134,240,494)
Expiration of operating tax loss carryforwards	40,711,795	5,821,709
Effect of different tax rate of subsidiary operation in other jurisdictions			2,299,728	(214,788)
Research and development tax deduction			(21,231,000)	(20,676,415)
Change in valuation allowance			81,585,304	11,432,693
Gain on deregistration of an entity	93,831,476	13,417,723
Other	8,894,916	1,271,956
Income tax on subsidiary earnings	45,500,000	6,506,413	57,750,000	24,459,727
Others			7,311,621	1,659,386
Total income tax expense	¥ 291,649,324	$ 41,705,298	¥ 405,701,714	¥ 261,130,503
Tax Jurisdiction of Domicile [Extensible Enumeration]	Chinese Mainland	Chinese Mainland
Percentage
Expected income tax at Chinese Mainland income tax rate	25.00%	25.00%
Gain on deregisteration of an entity	5.40%	5.40%
Others	0.50%	0.50%
Effect of preferential tax rate	(12.10%)	(12.10%)
Expiration of operating tax loss carryforwards	2.30%	2.30%
Income tax on subsidiary earnings	2.60%	2.60%
Total	16.70%	16.70%
Chinese Mainland
Amount
Change in valuation allowance	¥ (121,328,441)	$ (17,349,736)
Others	¥ (6,410,608)	$ (916,704)
Percentage
Changes in valuation allowances	(6.90%)	(6.90%)
Others	(0.40%)	(0.40%)
Cayman Islands
Amount
Effect of different tax rate of subsidiary operation in other jurisdictions	¥ 1,886,056	$ 269,702
Percentage
Statutory tax rate difference between Chinese Mainland and other jurisdictions	0.10%	0.10%
Hong Kong
Amount
Effect of different tax rate of subsidiary operation in other jurisdictions	¥ 920,370	$ 131,611
Change in valuation allowance	916,330	131,033
Others	¥ 786,488	$ 112,466
Percentage
Statutory tax rate difference between Chinese Mainland and other jurisdictions	0.10%	0.10%
Others	0.00%	0.00%
Changes in valuation allowances	0.10%	0.10%